SHARE-BASED COMPENSATION - Expense (Details) - Options - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 3,760,421	¥ 4,079,082	¥ 8,040,512
Total unrecognized compensation expense	¥ 3,527,802
Weighted average period over which unrecognized compensation expense is expected to be recognized	2 years 6 months 11 days